Merger	9 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Merger

6. Merger

The Merger, which closed on May 26, 2020, was accounted for as a reverse asset acquisition pursuant to Topic 805, Clarifying the Definition of a Business, as substantially all of the fair value of the assets acquired were concentrated in a group of similar non-financial assets, and the acquired assets did not have outputs or employees. As the assets had not yet received regulatory approval, the fair value attributable to these assets was recorded as acquired in-process research and development (“IPR&D”) expenses in the Company’s condensed consolidated statements of operations for the nine months ended September 30, 2020.

The total purchase price paid in the Merger has been allocated to the net assets acquired and liabilities assumed based on their fair values as of the completion of the Merger. The following summarizes the purchase price paid in the Merger (in thousands, except share and per share amounts):

Number of shares of the combined organization owned by the Company’s pre-Merger stockholders	3,394,299
Multiplied by the fair value per share of Conatus common stock (1)	$5.56

Fair value of consideration issued to effect the Merger	$18,872
Transaction costs	1,817

Purchase price	$20,689

(1)	Based on the last reported sale price of the Company’s common stock on the Nasdaq Capital Market on May 26, 2020, the closing date of the Merger, and gives effect to the Reverse Stock Split.

The allocation of the purchase price is as follows (in thousands):

Cash acquired	$12,835
Net assets acquired	710
Acquired IPR&D (2)	7,144

Purchase price	$20,689

(2)

Represents the research and development projects of Conatus which were in-process, but not yet completed. This consists primarily of Conatus’ emricasan product candidate. Current accounting standards require that the fair value of IPR&D projects acquired in an asset acquisition with no alternative future use be allocated a portion of the consideration transferred and charged to expense on the acquisition date. The acquired assets did not have outputs or employees.